Employee benefits - Changes in the Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Benefit obligation at the beginning of the year	$ 271	$ 286	$ 279
Current cost of service	0	0	0
Interest cost	14	12	12
Actuarial gain (loss)	(20)	54	180
Settlement	0	0	0
Benefits paid	0	(81)	(185)
Benefit obligation at the end of the year	$ 265	$ 271	$ 286